Distribution Date:	06/16/23	UBS Commercial Mortgage Trust 2018-C9
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	17		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	21		PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 2	22-23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90291JAS6	2.930000%	17,267,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90291JAT4	3.835000%	37,271,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90291JAU1	4.090000%	37,671,000.00	35,880,283.61	537,437.59	122,291.97	0.00	0.00	659,729.56	35,342,846.02	32.40%	30.00%
A-3	90291JAV9	3.854000%	175,000,000.00	169,642,640.39	0.00	544,835.61	0.00	0.00	544,835.61	169,642,640.39	32.40%	30.00%
A-4	90291JAW7	4.117000%	320,724,000.00	320,724,000.00	0.00	1,100,350.59	0.00	0.00	1,100,350.59	320,724,000.00	32.40%	30.00%
A-S	90291JAZ0	4.318000%	56,693,000.00	56,693,000.00	0.00	204,000.31	0.00	0.00	204,000.31	56,693,000.00	25.11%	23.25%
B	90291JBA4	4.570000%	41,995,000.00	41,995,000.00	0.00	159,930.96	0.00	0.00	159,930.96	41,995,000.00	19.71%	18.25%
C	90291JBB2	5.112907%	39,896,000.00	39,896,000.00	0.00	169,987.11	0.00	0.00	169,987.11	39,896,000.00	14.58%	13.50%
D	90291JAC1	5.112907%	26,951,000.00	26,951,000.00	0.00	114,831.63	0.00	0.00	114,831.63	26,951,000.00	11.11%	10.29%
D-RR	90291JAF4	5.112907%	18,194,000.00	18,194,000.00	0.00	77,520.19	0.00	0.00	77,520.19	18,194,000.00	8.78%	8.13%
E-RR	90291JAH0	5.112907%	20,997,000.00	20,997,000.00	0.00	89,463.09	0.00	0.00	89,463.09	20,997,000.00	6.08%	5.63%
F-RR	90291JAK3	5.112907%	10,499,000.00	10,499,000.00	0.00	44,733.68	0.00	0.00	44,733.68	10,499,000.00	4.73%	4.38%
NR-RR*	90291JAM9	5.112907%	36,746,550.00	36,746,550.00	0.00	60,227.83	0.00	0.00	60,227.83	36,746,550.00	0.00%	0.00%
Z	90291JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90291JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			839,904,550.00	778,218,474.00	537,437.59	2,688,172.97	0.00	0.00	3,225,610.56	777,681,036.41

X-A	90291JAX5	1.082529%	587,933,000.00	526,246,924.00	0.00	474,731.47	0.00	0.00	474,731.47	525,709,486.41
X-B	90291JAY3	0.489703%	138,584,000.00	138,584,000.00	0.00	56,554.20	0.00	0.00	56,554.20	138,584,000.00
Notional SubTotal			726,517,000.00	664,830,924.00	0.00	531,285.67	0.00	0.00	531,285.67	664,293,486.41

Deal Distribution Total					537,437.59	3,219,458.64	0.00	0.00	3,756,896.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90291JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90291JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90291JAU1	952.46432561	14.26661331	3.24631600	0.00000000	0.00000000	0.00000000	0.00000000	17.51292931	938.19771230
A-3	90291JAV9	969.38651651	0.00000000	3.11334634	0.00000000	0.00000000	0.00000000	0.00000000	3.11334634	969.38651651
A-4	90291JAW7	1,000.00000000	0.00000000	3.43083333	0.00000000	0.00000000	0.00000000	0.00000000	3.43083333	1,000.00000000
A-S	90291JAZ0	1,000.00000000	0.00000000	3.59833330	0.00000000	0.00000000	0.00000000	0.00000000	3.59833330	1,000.00000000
B	90291JBA4	1,000.00000000	0.00000000	3.80833337	0.00000000	0.00000000	0.00000000	0.00000000	3.80833337	1,000.00000000
C	90291JBB2	1,000.00000000	0.00000000	4.26075571	0.00000000	0.00000000	0.00000000	0.00000000	4.26075571	1,000.00000000
D	90291JAC1	1,000.00000000	0.00000000	4.26075582	0.00000000	0.00000000	0.00000000	0.00000000	4.26075582	1,000.00000000
D-RR	90291JAF4	1,000.00000000	0.00000000	4.26075574	0.00000000	0.00000000	0.00000000	0.00000000	4.26075574	1,000.00000000
E-RR	90291JAH0	1,000.00000000	0.00000000	4.26075582	0.00000000	0.00000000	0.00000000	0.00000000	4.26075582	1,000.00000000
F-RR	90291JAK3	1,000.00000000	0.00000000	4.26075626	0.00000000	0.00000000	0.00000000	0.00000000	4.26075626	1,000.00000000
NR-RR	90291JAM9	1,000.00000000	0.00000000	1.63900638	2.62174952	70.51881959	0.00000000	0.00000000	1.63900638	1,000.00000000
Z	90291JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90291JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90291JAX5	895.07975228	0.00000000	0.80745845	0.00000000	0.00000000	0.00000000	0.00000000	0.80745845	894.16563862
X-B	90291JAY3	1,000.00000000	0.00000000	0.40808607	0.00000000	0.00000000	0.00000000	0.00000000	0.40808607	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	122,291.97	0.00	122,291.97	0.00	0.00	0.00	122,291.97	0.00
A-3	05/01/23 - 05/30/23	30	0.00	544,835.61	0.00	544,835.61	0.00	0.00	0.00	544,835.61	0.00
A-4	05/01/23 - 05/30/23	30	0.00	1,100,350.59	0.00	1,100,350.59	0.00	0.00	0.00	1,100,350.59	0.00
X-A	05/01/23 - 05/30/23	30	0.00	474,731.47	0.00	474,731.47	0.00	0.00	0.00	474,731.47	0.00
X-B	05/01/23 - 05/30/23	30	0.00	56,554.20	0.00	56,554.20	0.00	0.00	0.00	56,554.20	0.00
A-S	05/01/23 - 05/30/23	30	0.00	204,000.31	0.00	204,000.31	0.00	0.00	0.00	204,000.31	0.00
B	05/01/23 - 05/30/23	30	0.00	159,930.96	0.00	159,930.96	0.00	0.00	0.00	159,930.96	0.00
C	05/01/23 - 05/30/23	30	0.00	169,987.11	0.00	169,987.11	0.00	0.00	0.00	169,987.11	0.00
D	05/01/23 - 05/30/23	30	0.00	114,831.63	0.00	114,831.63	0.00	0.00	0.00	114,831.63	0.00
D-RR	05/01/23 - 05/30/23	30	0.00	77,520.19	0.00	77,520.19	0.00	0.00	0.00	77,520.19	0.00
E-RR	05/01/23 - 05/30/23	30	0.00	89,463.09	0.00	89,463.09	0.00	0.00	0.00	89,463.09	0.00
F-RR	05/01/23 - 05/30/23	30	0.00	44,733.68	0.00	44,733.68	0.00	0.00	0.00	44,733.68	0.00
NR-RR	05/01/23 - 05/30/23	30	2,484,397.67	156,568.08	0.00	156,568.08	96,340.25	0.00	0.00	60,227.83	2,591,323.33
Totals			2,484,397.67	3,315,798.89	0.00	3,315,798.89	96,340.25	0.00	0.00	3,219,458.64	2,591,323.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,756,896.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,326,116.31	Master Servicing Fee	3,160.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,588.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.07
ARD Interest	0.00	Operating Advisor Fee	1,032.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,326,116.31	Total Fees	10,317.42

Principal		Expenses/Reimbursements
Scheduled Principal	537,437.59	Reimbursement for Interest on Advances	1,227.54
Unscheduled Principal Collections		ASER Amount	70,844.86
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,476.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,791.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	537,437.59	Total Expenses/Reimbursements	96,340.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,219,458.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	537,437.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,756,896.23
Total Funds Collected	3,863,553.90	Total Funds Distributed	3,863,553.90

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	778,218,474.98	778,218,474.98	Beginning Certificate Balance	778,218,474.00
(-) Scheduled Principal Collections	537,437.59	537,437.59	(-) Principal Distributions	537,437.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	777,681,037.39	777,681,037.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	779,165,229.38	779,165,229.38	Ending Certificate Balance	777,681,036.41
Ending Actual Collateral Balance	778,686,494.43	778,686,494.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.98)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.98)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP	Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP
6,000,000 or less	13	59,122,653.39	7.60%	57	5.4127	2.043202	1.35 or less	8	142,561,620.92	18.33%	56	5.0338	0.632130
6,000,001 to 11,000,000	9	78,544,705.72	10.10%	57	5.0652	1.912631	1.36 to 1.45	3	17,206,768.30	2.21%	57	5.4730	1.382994
11,000,001 to 16,000,000	9	124,402,057.55	16.00%	56	4.9660	1.436703	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
16,000,001 to 21,000,000	7	131,784,433.22	16.95%	57	4.9303	2.002470	1.56 to 1.65	2	29,110,276.48	3.74%	58	5.2800	1.610000
21,000,001 to 26,000,000	1	25,000,000.00	3.21%	55	4.1910	2.200000	1.66 to 1.75	6	46,374,813.58	5.96%	57	5.6744	1.710000
26,000,001 to 31,000,000	3	87,897,021.75	11.30%	57	5.2319	1.778848	1.76 to 1.85	4	82,500,000.00	10.61%	57	5.1865	1.792121
31,000,001 to 36,000,000	3	99,750,000.00	12.83%	57	5.1574	1.197769	1.86 to 2.05	5	90,948,739.81	11.69%	57	4.6637	1.947212
36,000,001 to 41,000,000	2	75,851,438.38	9.75%	57	4.5412	2.152689	2.06 to 2.30	9	119,351,115.21	15.35%	56	4.6624	2.178483
41,000,001 to 46,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or greater	10	154,298,975.71	19.84%	56	5.0018	2.480467
46,000,001 to 51,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209
51,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	95,328,727.38	12.26%	56	4.7293	NAP
							Defeased	11	95,328,727.38	12.26%	56	4.7293	NAP
Alabama	2	5,920,000.00	0.76%	57	4.2020	1.990000
							Industrial	8	59,386,094.36	7.64%	57	4.9706	2.229872
Arizona	2	9,854,184.69	1.27%	57	5.6022	2.029108
							Lodging	13	107,475,868.94	13.82%	57	5.7218	1.855433
Arkansas	1	3,434,677.76	0.44%	57	5.5545	1.430000
							Mixed Use	6	69,731,391.11	8.97%	56	4.7408	1.393247
California	29	159,494,184.20	20.51%	57	5.1171	1.838044
							Multi-Family	3	19,009,876.49	2.44%	56	5.4354	1.560956
Florida	6	45,638,045.17	5.87%	57	4.8724	2.178169
							Office	25	258,604,478.94	33.25%	57	4.9962	1.567061
Georgia	1	861,000.00	0.11%	57	4.2020	1.990000
							Retail	42	165,544,601.49	21.29%	56	4.5945	2.007689
Illinois	5	18,287,188.02	2.35%	57	5.4491	1.752841
							Self Storage	1	2,600,000.00	0.33%	56	4.7070	4.420000
Indiana	3	30,034,205.48	3.86%	57	5.4330	1.445605
							Totals	109	777,681,037.39	100.00%	57	4.9632	1.760209
Kentucky	1	6,982,857.14	0.90%	55	4.1910	2.200000

Massachusetts	1	30,000,000.00	3.86%	56	4.7340	2.320000

Mississippi	1	3,972,497.30	0.51%	57	5.1100	2.140000

Missouri	5	38,540,352.96	4.96%	56	5.2901	1.526180

Nevada	4	37,754,408.06	4.85%	56	4.7300	2.168927

New Jersey	4	17,500,000.00	2.25%	56	5.0815	1.800000

New York	3	49,550,000.00	6.37%	57	4.8965	0.782957

North Carolina	5	38,711,005.93	4.98%	56	4.9167	1.868287

Ohio	7	27,634,923.75	3.55%	57	4.8702	0.591279

Oklahoma	2	8,740,767.96	1.12%	56	5.0748	2.318292

South Carolina	3	28,575,428.57	3.67%	56	4.3699	2.442193

Tennessee	1	6,089,000.00	0.78%	57	4.2020	1.990000

Texas	11	107,305,584.35	13.80%	57	5.1079	1.781496

Wisconsin	1	7,472,000.00	0.96%	57	4.2020	1.990000

Totals	109	777,681,037.39	100.00%	57	4.9632	1.760209

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP	Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP
	4.0000% or less	1	8,000,000.00	1.03%	58	3.9550	3.430000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	6	119,457,000.00	15.36%	56	4.2371	2.195681	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	10	192,658,842.70	24.77%	56	4.8169	1.860298	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	18	261,735,748.67	33.66%	57	5.2010	1.412451	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 6.0000%	10	67,125,965.48	8.63%	57	5.6629	1.665356	49 months or greater	47	682,352,310.01	87.74%	57	4.9959	1.770005
	6.0001% or Greater	2	33,374,753.16	4.29%	57	6.0442	2.341812	Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209
	Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP	Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP
	117 months or less	47	682,352,310.01	87.74%	57	4.9959	1.770005	Interest Only	19	339,347,000.00	43.64%	56	4.7063	1.745770
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	28	343,005,310.01	44.11%	57	5.2824	1.793982
	Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	95,328,727.38	12.26%	56	4.7293	NAP			No outstanding loans in this group
Underwriter's Information		10	128,874,813.58	16.57%	57	5.3621	1.762570
	12 months or less	32	455,020,496.43	58.51%	57	5.0654	1.696818
	13 months to 24 months	5	98,457,000.00	12.66%	56	4.1953	2.117975
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	777,681,037.39	100.00%	57	4.9632	1.760209
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30299654	OF	Austin	TX	Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	06/06/23
1A2	30299655				Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	06/06/23
2A11	30314295	RT	Various	Various	Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	06/01/23
2A12	30314296				Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	06/01/23
2A2	30314293				Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	06/01/23
2A7	30314294				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	06/01/23
3A1	30299571	LO	Various	Various	Actual/360	5.674%	68,071.82	18,745.05	0.00	N/A	03/06/28	--	13,931,189.38	13,912,444.33	06/06/23
3A2	30313989				Actual/360	5.674%	68,071.82	18,745.05	0.00	N/A	03/06/28	--	13,931,189.38	13,912,444.33	06/06/23
3A3	30313990				Actual/360	5.674%	22,690.60	6,248.36	0.00	N/A	03/06/28	--	4,643,729.59	4,637,481.23	06/06/23
3A4	30313991				Actual/360	5.674%	22,690.60	6,248.36	0.00	N/A	03/06/28	--	4,643,729.59	4,637,481.23	06/06/23
3A5	30313992				Actual/360	5.674%	22,690.60	6,248.36	0.00	N/A	03/06/28	--	4,643,729.59	4,637,481.23	06/06/23
3A6	30313993				Actual/360	5.674%	22,690.60	6,248.36	0.00	N/A	03/06/28	--	4,643,729.59	4,637,481.23	06/06/23
4A1	30314013	MU	Oakland	CA	Actual/360	4.728%	122,140.00	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	06/06/23
4A3	30314015				Actual/360	4.728%	61,070.00	0.00	0.00	N/A	02/06/28	--	15,000,000.00	15,000,000.00	06/06/23
5	30314298	Various Various		Various	Actual/360	4.202%	139,152.38	0.00	0.00	N/A	03/01/28	--	38,457,000.00	38,457,000.00	06/01/23
6A14	30314135	Various Various		CA	Actual/360	4.890%	157,636.84	41,581.91	0.00	N/A	02/06/28	--	37,436,020.29	37,394,438.38	06/06/23
7	30314299	OF	New York	NY	Actual/360	5.050%	151,114.24	0.00	0.00	N/A	03/06/28	--	34,750,000.00	34,750,000.00	01/06/23
8	30314300	LO	Oakland	CA	Actual/360	6.018%	149,926.16	36,293.40	0.00	N/A	03/06/28	--	28,931,172.07	28,894,878.67	05/06/23
9A4	30314301	OF	Lowell	MA	Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	06/04/23
9A8	30314302				Actual/360	4.734%	40,765.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	06/04/23
10	30314303	MF	North Las Vegas	NV	Actual/360	4.550%	117,528.75	0.00	0.00	N/A	03/06/28	--	30,000,000.00	30,000,000.00	06/06/23
11A1	30299733	OF	Oakland	CA	Actual/360	5.280%	86,130.20	21,912.14	0.00	N/A	04/06/28	--	18,943,591.96	18,921,679.82	06/06/23
11A2	30299727				Actual/360	5.280%	46,377.80	11,798.85	0.00	N/A	04/06/28	--	10,200,395.51	10,188,596.66	06/06/23
12	30314304	IN	Ocala	FL	Actual/360	4.970%	124,255.61	31,426.38	0.00	03/01/28	03/01/30	--	29,033,569.46	29,002,143.08	06/01/23
13A1	30299532	IN	Various	CA	Actual/360	4.725%	70,112.06	19,872.42	0.00	N/A	02/06/28	--	17,231,843.18	17,211,970.76	06/06/23
13A2	30299538				Actual/360	4.725%	40,527.20	11,486.95	0.00	N/A	02/06/28	--	9,960,602.99	9,949,116.04	06/06/23
15	30299525	OF	Fort Mill	SC	Actual/360	4.433%	80,161.61	0.00	0.00	02/06/28	12/31/28	--	21,000,000.00	21,000,000.00	06/06/23
16	30314311	LO	Indianapolis	IN	Actual/360	5.300%	88,521.60	28,092.38	0.00	N/A	03/01/28	--	19,396,090.54	19,367,998.16	06/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
17	30314312	OF	Various	TX	Actual/360	4.740%	75,393.44	30,118.12	0.00	N/A	01/06/28	--	18,471,237.92	18,441,119.80	06/06/23
18	30314313	MF	Kissimmee	FL	Actual/360	4.365%	70,094.06	23,411.37	0.00	N/A	01/06/28	--	18,648,236.43	18,624,825.06	06/06/23
19	30299739	RT	Raleigh	NC	Actual/360	5.200%	78,732.75	23,950.98	0.00	N/A	03/06/28	--	17,582,995.92	17,559,044.94	06/06/23
20	30299658	IN	Dixon	CA	Actual/360	4.892%	69,596.12	25,849.37	0.00	N/A	03/06/28	--	16,520,439.87	16,494,590.50	06/06/23
21A3	30299470	OF	Florham Park	NJ	Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	06/06/23
21A4	30299471				Actual/360	5.082%	32,818.02	0.00	0.00	N/A	02/06/28	--	7,500,000.00	7,500,000.00	06/06/23
22	30299629	OF	Cleveland	OH	Actual/360	5.382%	72,863.25	22,409.24	0.00	N/A	03/06/28	--	15,721,047.28	15,698,638.04	09/06/19
23	30314314	RT	High Ridge	MO	Actual/360	4.800%	56,810.62	17,954.19	0.00	N/A	01/06/28	--	13,744,505.13	13,726,550.94	06/06/23
24	30314315	IN	Various	Various	Actual/360	5.110%	48,628.85	16,598.88	0.00	N/A	03/06/28	--	11,051,313.59	11,034,714.71	06/06/23
25	30314316	RT	Reno	NV	Actual/360	5.080%	48,686.66	12,527.87	0.00	N/A	04/01/28	--	11,129,793.07	11,117,265.20	06/01/23
27	30314317	OF	Melbourne	FL	Actual/360	5.385%	46,825.55	11,476.31	0.00	N/A	03/01/28	--	10,098,060.91	10,086,584.60	06/01/23
28	30314318	RT	Las Vegas	NV	Actual/360	5.213%	45,967.08	0.00	0.00	N/A	03/01/28	--	10,240,000.00	10,240,000.00	06/01/23
29	30314319	MU	Pineville	NC	Actual/360	5.398%	40,013.25	10,513.29	0.00	N/A	03/06/28	--	8,608,188.57	8,597,675.28	06/06/23
30	30314320	MU	Brooklyn	NY	Actual/360	3.955%	27,245.56	0.00	0.00	N/A	04/01/28	--	8,000,000.00	8,000,000.00	06/01/23
31	30299738	MF	Big Spring	TX	Actual/360	5.660%	35,229.82	9,843.89	0.00	N/A	02/06/28	--	7,228,277.67	7,218,433.78	06/06/23
32	30314321	MF	Brooklyn	NY	Actual/360	5.220%	30,566.00	0.00	0.00	N/A	03/06/28	--	6,800,000.00	6,800,000.00	06/06/23
34	30314322	LO	Duncan	OK	Actual/360	5.760%	24,471.59	10,162.51	0.00	N/A	03/01/28	--	4,933,787.61	4,923,625.10	06/01/23
35	30314323	OF	Scottsdale	AZ	Actual/360	5.093%	23,594.79	5,701.28	0.00	N/A	03/06/28	--	5,380,011.15	5,374,309.87	06/06/23
36	30299667	RT	Flower Mound	TX	Actual/360	5.543%	24,727.55	5,681.23	0.00	N/A	03/06/28	--	5,180,096.49	5,174,415.26	06/06/23
37	30314324	LO	Oro Valley	AZ	Actual/360	6.213%	24,045.70	14,579.28	0.00	N/A	02/06/28	--	4,494,453.77	4,479,874.49	06/06/23
38	30299548	MF	Lynn Haven	FL	Actual/360	5.404%	23,256.41	6,141.89	0.00	N/A	02/06/28	--	4,997,584.95	4,991,443.06	06/06/23
39	30299657	SS	Milton	WA	Actual/360	5.258%	22,294.91	5,755.21	0.00	N/A	03/06/28	--	4,923,903.13	4,918,147.92	06/06/23
40	30314326	RT	Farmington	MO	Actual/360	5.063%	20,061.02	6,972.91	0.00	N/A	03/06/28	--	4,601,355.84	4,594,382.93	06/06/23
41	30299656	SS	Edgewood	WA	Actual/360	5.408%	21,159.92	5,537.11	0.00	N/A	03/06/28	--	4,543,620.11	4,538,083.00	06/06/23
42	30299644	LO	Camden	AR	Actual/360	5.555%	16,463.15	7,304.69	0.00	N/A	03/06/28	--	3,441,982.45	3,434,677.76	06/06/23
43	30299507	SS	Riverside	CA	Actual/360	4.707%	10,538.45	0.00	0.00	N/A	02/06/28	--	2,600,000.00	2,600,000.00	06/06/23
Totals							3,326,116.31	537,437.59	0.00				778,218,474.98	777,681,037.39
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	5,253,840.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	5,253,840.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A11	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	44,109,059.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	1,392,180.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
3A2	1,392,180.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
3A3	1,392,180.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
3A4	1,392,180.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
3A5	1,392,180.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
3A6	1,392,180.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
4A1	4,224,510.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	4,224,510.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,369,077.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A14	28,305,300.08	7,757,164.39	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	160,084.94	0.00	--	--	12/12/22	3,026,049.56	52,193.26	137,567.25	683,514.92	0.00	0.00
8	5,778,838.52	0.00	--	--	--	0.00	0.00	186,157.28	186,157.28	0.00	0.00
9A4	18,263,764.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	18,263,764.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A1	6,759,878.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	6,759,878.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,125,326.48	814,827.23	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,491,560.00	635,400.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,296,226.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	2,586,978.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,474,939.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,932,883.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	4,643,770.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A4	4,643,770.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(353,519.31)	0.00	01/01/23	03/31/23	12/12/22	12,453,523.60	1,677,376.47	37,401.80	2,608,344.41	238,629.65	0.00
23	1,049,059.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,859,208.30	342,157.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,446,321.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,325,582.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	871,593.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,238,300.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	621,731.59	651,129.49	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	439,163.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,111,761.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	590,745.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	550,481.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,128,888.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	953,499.76	952,071.41	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	742,175.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	486,618.41	465,015.37	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	556,291.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	334,219,967.51	11,617,765.19				15,479,573.16	1,729,569.73	361,126.33	3,478,016.61	238,629.65	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	2	50,448,638.04	1	15,698,638.04	0	0.00	0	0.00	0	0.00	0	0.00	4.963185%	4.947788%	57
05/17/23	0	0.00	0	0.00	2	50,471,047.28	1	15,721,047.28	0	0.00	0	0.00	0	0.00	0	0.00	4.963371%	4.947974%	58
04/17/23	0	0.00	1	34,750,000.00	1	15,745,696.39	1	15,745,696.39	0	0.00	0	0.00	0	0.00	0	0.00	4.963576%	4.948180%	59
03/17/23	1	34,750,000.00	0	0.00	1	15,767,888.53	1	15,767,888.53	0	0.00	0	0.00	0	0.00	0	0.00	4.963759%	4.948364%	60
02/17/23	0	0.00	0	0.00	1	15,797,030.96	1	15,797,030.96	0	0.00	1	32,500,000.00	0	0.00	0	0.00	4.964004%	4.948609%	61
01/18/23	0	0.00	0	0.00	1	15,818,986.27	1	15,818,986.27	0	0.00	1	32,500,000.00	0	0.00	0	0.00	4.968864%	4.953500%	61
12/16/22	0	0.00	0	0.00	1	15,840,840.29	1	15,840,840.29	0	0.00	0	0.00	0	0.00	0	0.00	4.969068%	4.953704%	62
11/18/22	0	0.00	0	0.00	1	15,864,954.49	1	15,864,954.49	0	0.00	0	0.00	0	0.00	0	0.00	4.969294%	4.953930%	63
10/17/22	1	11,173,207.88	0	0.00	5	34,647,468.92	1	15,886,596.44	0	0.00	0	0.00	0	0.00	0	0.00	4.969496%	4.954132%	64
09/16/22	0	0.00	0	0.00	7	62,879,975.19	1	15,910,506.33	0	0.00	0	0.00	0	0.00	0	0.00	4.969719%	4.954355%	65
08/17/22	0	0.00	0	0.00	7	62,960,999.00	1	15,931,938.14	0	0.00	0	0.00	0	0.00	1	25,000,000.00	4.969918%	4.954554%	66
07/15/22	0	0.00	0	0.00	7	63,041,634.19	1	15,953,271.07	0	0.00	0	0.00	0	0.00	1	5,431,398.53	4.888529%	4.873232%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30314299	01/06/23	4	6	137,567.25	683,514.92	8,400.00	34,750,000.00	05/18/20	2
8	30314300	05/06/23	0	B	186,157.28	186,157.28	0.00	28,931,172.07
22	30299629	09/06/19	44	6	37,401.80	2,608,344.41	442,898.97	16,667,801.68	03/05/19	2		10/30/19
Totals					361,126.33	3,478,016.61	451,298.97	80,348,973.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		727,678,894	677,230,256	34,750,000		15,698,638
> 60 Months		50,002,143	50,002,143	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	777,681,037	727,232,399	0	0	34,750,000	15,698,638
May-23	778,218,475	727,747,428	0	0	34,750,000	15,721,047
Apr-23	778,812,462	728,316,766	0	34,750,000	0	15,745,696
Mar-23	779,344,825	728,826,937	34,750,000	0	0	15,767,889
Feb-23	780,009,191	764,212,160	0	0	0	15,797,031
Jan-23	791,427,977	775,608,991	0	0	0	15,818,986
Dec-22	791,821,910	775,981,069	0	0	0	15,840,840
Nov-22	792,257,667	776,392,713	0	0	0	15,864,954
Oct-22	792,647,774	746,827,097	11,173,208	0	18,760,872	15,886,596
Sep-22	793,079,846	730,199,871	0	0	46,969,469	15,910,506
Aug-22	793,466,162	730,505,163	0	0	47,029,061	15,931,938
Jul-22	818,850,697	755,809,063	0	0	47,088,363	15,953,271
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A1	30299571	13,912,444.33	13,912,444.33	60,880,000.00	--	6,663,015.82	1.71000	--	03/06/28	296
3A2	30313989	13,912,444.33	13,912,444.33	60,880,000.00	--	6,663,015.82	1.71000	--	03/06/28	296
3A3	30313990	4,637,481.23	4,637,481.23	60,880,000.00	--	6,663,015.82	1.71000	--	03/06/28	296
3A4	30313991	4,637,481.23	4,637,481.23	60,880,000.00	--	6,663,015.82	1.71000	--	03/06/28	296
3A5	30313992	4,637,481.23	4,637,481.23	60,880,000.00	--	6,663,015.82	1.71000	--	03/06/28	296
3A6	30313993	4,637,481.23	4,637,481.23	60,880,000.00	--	6,663,015.82	1.71000	--	03/06/28	296
4A1	30314013	30,000,000.00	30,000,000.00	181,000,000.00	12/20/17	3,758,004.76	0.87000	09/30/22	02/06/28	I/O
4A3	30314015	15,000,000.00	15,000,000.00	181,000,000.00	12/20/17	3,758,004.76	0.87000	09/30/22	02/06/28	I/O
7	30314299	34,750,000.00	34,750,000.00	34,500,000.00	11/30/22	160,084.94	0.09000	06/30/22	03/06/28	I/O
22	30299629	15,698,638.04	16,667,801.68	8,600,000.00	11/16/22	(633,009.31)	(0.55000)	09/30/22	03/06/28	296
Totals		141,823,451.62	142,792,615.26	770,380,000.00		47,021,180.07

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A1	30299571	LO	Various	03/19/20	1

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

3A2	30313989	Various	Various	03/19/20	1

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

3A3	30313990	Various	Various	03/19/20	1

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

3A4	30313991	Various	Various	03/19/20	1

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

3A5	30313992	Various	Various	03/19/20	1

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

3A6	30313993	Various	Various	03/19/20	1

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance

	under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4A1	30314013	MU	CA	04/05/23	98

6/12/2023 - The loan recently transferred to special servicing due to borrower-declared imminent monetary default. Borrower has signed a pre-negotiation letter and has submitted a loan modification request. Discussions remain ongoing with the borrower par ties as special servicer evaluates the borrower''s request.

4A3	30314015	Various	Various	04/05/23	98

6/12/2023 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. A Reinstatement Agreement was executed in September 2022 and the loan was brought current. Special Servicer is monitoring performance under the Reinstatement Agreement and upcoming PIPs (not commenced yet - expected to begin in Q2 or Q3 2023).

7	30314299	OF	NY	05/18/20	2

6/12/2023 - The Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer was monitoring leasing activity at the Property and the backfill of former Knotel space. The Borrower did not fun d the shortfall for the February, 2023, debt service payment and expressed interest in transitioning the property to Lender. Discussions with the Borrower are ongoing and Special Servicer has engaged counsel, sent a default letter and accelerated the Loan.

22	30299629	OF	OH	03/05/19	2

6/12/2023 - The Loan transferred for payment default and remains delinquent. Lender is dual tracking negotiations with the foreclosure process. Receiver is in control of the property. The Lender was awarded summary judgement and is now scheduling the fore closure sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30299654	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
1A2	30299655	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
34	30314322	5,283,652.37	5.76000%	5,275,225.19 5.76000%		8	05/29/20	05/29/20	06/10/20
Totals		5,283,652.37		5,275,225.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	30299552 07/15/22	5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
33	30299552	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	308.01	0.00	0.00	0.00	0.00	0.00	720.70	0.00	0.00	0.00
3A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	367.61	0.00	0.00	0.00
4A1	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	92.82	0.00	0.00	0.00
4A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	46.41	0.00	0.00	0.00
7	0.00	0.00	7,480.90	0.00	0.00	13,152.60	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	954.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	57,692.26	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	450.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	386.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,476.41	0.00	1,791.44	70,844.86	0.00	0.00	1,227.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,340.25

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Supplemental Notes
None

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